Cover	Dec. 16, 2024
Document Information Line Items
Entity Registrant Name	Lexaria Bioscience Corp
Entity Central Index Key	0001348362
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 16, 2024
Entity File Number	000-39874
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2000871
Entity Address Address Line 1	100 – 740 McCurdy Road
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V1X 2P7
City Area Code	250
Local Phone Number	765-6424
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	CA
Common Stocks [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LEXX
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants to Purchase Common Stock
Trading Symbol	LEXXW
Security Exchange Name	NASDAQ